Concentration of risk (Details) $ in Millions	12 Months Ended	137 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016
Concentration Risk [Line Items]
Exchange rate appreciation		16.20%
Reversal of sales	$ 10.6
Number of units affected	79